Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Significant Transactions between the Company and Other Related Parties
b.	Net revenue

		Years Ended December 31
		2016	2017	2018
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
Item	Related Party Categories
Net revenue from sale of goods	Associates	$5,929.1	$8,496.0	$8,980.1
	Other related parties	—	0.1	0.3

		$5,929.1	$8,496.1	$8,980.4

Net revenue from royalties	Associates	$516.7	$482.5	$362.3

c.	Purchases

	Years Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Related Party Categories
Associates	$10,108.2	$9,904.6	$8,809.5

d.	Receivables from related parties

		December 31, 2017	December 31, 2018
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Receivables from related parties	GUC	$1,022.9	$481.9
	Xintec	161.2	102.5

		$1,184.1	$584.4

Other receivables from related parties	SSMC	$83.1	$53.8
	VIS	78.2	10.4
	Other Associates	9.8	0.8

		$171.1	$65.0

e.	Payables to related parties

		December 31, 2017	December 31, 2018
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Payables to related parties	Xintec	$817.9	$649.8
	SSMC	407.0	362.6
	VIS	410.0	357.1
	Other Associates	21.5	7.0

		$1,656.4	$1,376.5

f.	Others

		Years Ended December 31
		2016	2017	2018
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
Item	Related Party Categories
Manufacturing expenses	Associates	$1,389.2	$2,196.1	$2,974.6

Research and development expenses	Associates	$161.7	$69.8	$83.1

General and administrative expenses	Other related parties	$60.0	$101.5	$120.8

Compensation to Directors and Other Key Management Personnel

The compensation to directors and other key management personnel for the years ended December 31, 2016, 2017 and 2018 were as follows:

	Years Ended December 31
	2016	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Short-term employee benefits	$2,024.0	$2,170.3	$2,004.9
Post-employment benefits	4.0	3.7	3.4

	$2,028.0	$2,174.0	$2,008.3